Transactions with Affiliates and Container Investors (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Summary of Due to Container Investors, Net

The following table provides a summary of due to container investors, net amounts at June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Accounts receivable, net - managed fleet	$9,319	$10,628
Prepaid expenses and other current assets - managed fleet	63	99
Accounts payable and accrued expenses - managed fleet	(427)	(1,187)
	8,955	9,540
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	14,559	9,157
Due to container investors, net	$23,514	$18,697